Notes Payable - Additional Information (Detail) ¥ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)
Debt Instrument [Line Items]
Debt instrument redemption price percentage		100.00%	100.00%
2024 Notes Issued On November 2018
Debt Instrument [Line Items]
Interest rate		4.375%		4.375%
Payment frequency of debt interest		semi-annually	semi-annually
Principal amount		$ 600,000,000
2024 Notes Issued On December 2018
Debt Instrument [Line Items]
Interest rate		4.375%		4.375%
Payment frequency of debt interest		semi-annually	semi-annually
Principal amount		$ 250,000,000
2027 Ten-year Notes
Debt Instrument [Line Items]
Interest rate		3.625%		3.625%
Payment frequency of debt interest		semi-annually	semi-annually
Principal amount		$ 600,000,000
2028 March Notes
Debt Instrument [Line Items]
Interest rate		4.375%		4.375%
Payment frequency of debt interest		semi-annually	semi-annually
Principal amount		$ 500,000,000
2028 November Notes
Debt Instrument [Line Items]
Interest rate		4.875%		4.875%
Payment frequency of debt interest		semi-annually	semi-annually
Principal amount		$ 400,000,000
2025 Ten-year Notes
Debt Instrument [Line Items]
Interest rate		4.125%		4.125%
Payment frequency of debt interest		semi-annually	semi-annually
Principal amount		$ 500,000,000
2025 Five-year Notes
Debt Instrument [Line Items]
Interest rate		3.075%		3.075%
Payment frequency of debt interest		semi-annually	semi-annually
Principal amount		$ 600,000,000
2030 April Notes
Debt Instrument [Line Items]
Interest rate		3.425%		3.425%
Payment frequency of debt interest		semi-annually	semi-annually
Principal amount		$ 400,000,000
2026 Notes
Debt Instrument [Line Items]
Interest rate		1.72%		1.72%
Payment frequency of debt interest		semi-annually	semi-annually
Principal amount		$ 650,000,000
2030 October Notes
Debt Instrument [Line Items]
Interest rate		2.375%		2.375%
Payment frequency of debt interest		semi-annually	semi-annually
Principal amount		$ 300,000,000
Outstanding Notes
Debt Instrument [Line Items]
Discount on debt issued		13,000,000
Debt issuance cost		$ 22,000,000
2031 Notes
Debt Instrument [Line Items]
Interest rate		2.375%		2.375%
Payment frequency of debt interest		semi-annually	semi-annually
Principal amount		$ 700,000,000
2027 Five-year Notes
Debt Instrument [Line Items]
Interest rate		1.625%		1.625%
Payment frequency of debt interest		semi-annually	semi-annually
Principal amount		$ 300,000,000
2035 Notes
Debt Instrument [Line Items]
Interest rate		3.00%		3.00%
Payment frequency of debt interest		semi-annually	semi-annually
Principal amount | ¥				¥ 2,500
2030 Five-year Notes
Debt Instrument [Line Items]
Interest rate		2.70%		2.70%
Payment frequency of debt interest		semi-annually	semi-annually
Principal amount | ¥				¥ 7,500
2029 Notes
Debt Instrument [Line Items]
Interest rate		1.90%		1.90%
Payment frequency of debt interest		semi-annually	semi-annually
Principal amount | ¥				¥ 4,400
2032 Exchangeable Bonds [Member]
Debt Instrument [Line Items]
Principal amount	$ 2,000,000,000
Debt Instrument, Maturity Date Range, End	Mar. 12, 2032
Debt Instrument Convertible Conversion Ratio Basis Amount	$ 100,000
Debt Instrument, Convertible, Conversion Ratio	1,107.0457
Fair value		$ 34,000,000	¥ 237
Debt instrument, fair value		$ 2,000,000,000		¥ 14,300